Long-term debt	9 Months Ended
Sep. 30, 2012
Long-term debt
Long-term debt

13           Long-term debt

	Current liabilities		Non-current liabilities
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	699	496	3,938	2,693
Others	14	9	262	52
Fixed Rate Notes
US dollars	124	410	12,757	10,073
EUR	—	—	1,929	970
Accrued charges	245	221	—	—
	1,082	1,136	18,886	13,788
Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and
General Price Index-Market (IGP-M)	161	247	4,466	5,245
Basket of currencies	1	—	2	—
Non-convertible debentures	—	—	2,351	2,505
US dollars denominated	164	—	1,189	—
Accrued charges	124	112	—	—
	450	359	8,008	7,750
Total	1,532	1,495	26,894	21,538

The long-term portion at September 30, 2012 (unaudited) was as follows:

2013	2,110
2014	1,322
2015	1,139
2016	1,803
2017 and after	20,520
26,894

At September 30, 2012 (unaudited) annual interest rates on long-term debt were as follows:

Up to 3%	5,314
3.1% to 5% (*)	5,588
5.1% to 7% (**)	12,019
7.1% to 9% (**)	3,943
9.1% to 11% (**)	1,097
Over 11% (**)	465
28,426

(*) Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.51% per year in US dollars.

(**) Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the CDI and Brazilian Government Long-term Interest Rates (“TJLP”) plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 6,712 of which US$ 6,337 has an original interest rate above 5.1% per year. The average cost after taking into account the derivative transactions is 2.64% per year in US dollars.

The average cost of all derivative transactions is 3.07% per year in US dollars.

Vale has non-convertible debentures at Brazilian Real denominated as follows:

	Quantity as of September 30, 2012				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	September 30, 2012	December 31, 2011
					(unaudited)
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,032	2,167
Tranche “B” - Salobo	5	5	No date	6.5% p.a + IGP-DI	377	364
					2,409	2,531

Long-term portion					2,351	2,505
Accrued charges					58	26
					2,409	2,531

The indexation indices/ rates applied to our debt were as follows (unaudited):

	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
TJLP - Long-Term Interest Rate (effective rate)	1.5	1.5	1.5	4.5	(1.5)
IGP-M - General Price Index - Market	3.7	2.6	1.0	6.9	4.1
Appreciation (devaluation) of Real against US dollar	(1.8)	(8.6)	18.8	(8.4)	25.3

In September 2012, Vale issued US$ 1,5 billion notes due 2042. The notes were sold at a price of 99.198% of the principal amount and will bear a coupon of 5.625% per year, payable semi-annually.

In August 2012, Vale International entered into a bilateral Pre-export Financing Agreement with a commercial bank in an amount of US$ 150 maturing in 5 years from its disbursement date. As of September 30, 2012, Vale International withdrew the total amount of this facility.

On July 10, 2012 we issued €750, equivalent to US$ 919, euro-denominated notes due 2023. These notes will bear a coupon of 3.75% per year, payable annually, at a price of 99.608% of the principal amount.

In April 2012, through our wholly-owned subsidiary Vale Overseas Limited, we received the amount related to the issue of US$ 1,250 notes due 2022 that were priced in March at a price of 101.345% of the principal amount. The notes will bear a coupon of 4.375% per year, payable semi-annually and will be consolidated with, and form a single series with, Vale Overseas’s US$ 1 billion 4.375% notes due 2022 issued on January 2012. Those notes issued in January, 2012 were sold at a price of 98.804% of the principal amount.

All the securities issued through our wholly-owned subsidiary Vale Overseas Limited, are fully and unconditionally guaranteed by Vale.

Credit Lines

In September 2012, Vale entered into a R$3.9 billion financing agreement (US$ 1,9 billion) with Banco Nacional de Desenvolvimento Econômico Social (“BNDES”) to finance the implementation of the CLN 150 Mtpy project, which will expand logistics infrastructure in Vale’s Northern System. As of September 30, 2012, we had drawn R$ 1,3 billion (US$ 0,6 billion) under this facility.

In August 2011, we entered into an agreement with a syndicate of financial institutions to finance the acquisition of five large ore carriers and two capesize bulkers at two Korean shipyards.  The agreement provides a credit line of up to US$ 530.  As of September 30, 2012, Vale had drawn US$ 432 under the facility and the remaining portion of the Facility was canceled.

In October 2010, we signed an agreement with Export Development Canada (“EDC”) to finance our investment program. Under the agreement, EDC will provide a credit line of up to US$ 1 billion. As of September 30, 2012, Vale had drawn US$ 925.

In September 2010, Vale entered into agreements with The Export-Import Bank of China and the Bank of China Limited for the financing to build 12 very large ore carriers comprising a facility for an amount of up to US$ 1,229. The financing has a 13-year total term to be repaid, and the funds will be disbursed during 3 years according to the construction schedule. As of September 30, 2012, we had drawn US$ 712 under this facility.

In June 2010, Vale established certain facilities with BNDES for a total amount of R$ 774, (US$ 382), to finance the acquisition of domestic equipments. On March 31, 2011, Vale increased this facility through a new agreement with BNDES for R$ 103 (US$ 51). As of September 30, 2012, we had drawn R$ 787 (US$ 388) under these facilities.

In May 2008, the Company has signed agreements with Japanese long term financing credit agencies in the amount of US$ 5 billion, being US$ 3 billion with Japan Bank for International Cooperation (“JBIC”) and US$ 2 billion with Nippon Export and Investment Insurance (“NEXI”), to finance mining projects, logistics and energy generation. Until September 30, 2012, Vale through its subsidiary PT Vale Indonesia Tbk (“PTVI”) withdrew US$ 300, under the credit facility from NEXI to finance the construction of the hydroelectric plant of Karebbe, Indonesia.

In April 2008, Vale has signed a credit line in the amount of R$ 7.3 billion (US$ 3.6 billion) with BNDES to finance its investment program. As of September 30, 2012, Vale withdrew R$ 3,260 (US$ 1,609) in this line.

Revolving credit lines

Vale has available revolving credit lines that can be disbursed and paid at any time, during its availability period. On September 30, 2012, the total amount available under the revolving credit lines was US$3 billion, which can be drawn by Vale S.A., Vale Canada Limited and Vale International.

Guarantee

On September 30, 2012, US$ 1,334 of the total aggregate outstanding debt was secured by property, plant and equipment and receivables.

Covenants

Our principal covenants require us to maintain certain ratios, such as debt to EBITDA and interest coverage. We have not identified any events of noncompliance as of September 30, 2012.